Taxes Payable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Taxes payable
18.	TAXES PAYABLE

	2021		2020		2019
	Non- current	Current	Non- current	Current	Non- current	Current

VAT	—	2,002	—	3,523	—	3,532
Withholdings and perceptions	—	3,251	—	1,838	—	2,070
Royalties	—	6,304	—	3,886	—	1,268
Tax on Fuels	—	711	—	3,142	—	635
IIBB	—	322	—	227	—	512
Miscellaneous	201	2,081	215	3,148	1,428	3,420

	201	14,671	215	15,764	1,428	11,437